Deferred Revenue (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014
Deferred Revenue Details Narrative
Gain on deferred revenue liability	$ 3,000,000	$ 3,000,000